Accounts Receivable And Other Receivables - Summary of Accounts Receivable and Other Receivable (Details) - CAD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Trade And Other Accounts Receivables [Abstract]
Trade accounts receivable, net	$ 98,346	$ 90,007
Other receivables	462	2,446
Trade and other current receivables	$ 98,808	$ 92,453